UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permal Asset Management Inc.
Address: 900 Third Avenue
         New York, NY  10022

13F File Number:  28-14027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Hager
Title:     Chief Compliance Officer
Phone:     212-418-6624

Signature, Place, and Date of Signing:

     Karen Hager     New York, NY     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $105,814 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
2    28-14026                      Permal Investment Management Services Limited
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHIMERA INVT CORP              COM              16934Q109     1081   390200 SH       DEFINED 1              390200        0        0
CHIMERA INVT CORP              COM              16934Q109     2681   967812 SH       DEFINED 1,2            967812        0        0
CHINA FD INC                   COM              169373107     2357   102455 SH       DEFINED 1              102455        0        0
CHINA FD INC                   COM              169373107     5551   241343 SH       DEFINED 1,2            241343        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106     1670    27823 SH       DEFINED 1               27823        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    17146   114058 SH       DEFINED 1              114058        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100      786    55600 SH       DEFINED 1               55600        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100      827    58500 SH       DEFINED 1,2             58500        0        0
ISHARES INC                    MSCI S KOREA     464286772     4312    92580 SH       DEFINED 1,2             92580        0        0
ISHARES INC                    MSCI JAPAN       464286848     5625   594629 SH       DEFINED 1              594629        0        0
ISHARES TR                     MRTG PLS CAP IDX 464288539     1929   155000 SH       DEFINED 1              155000        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     7065   229150 SH       DEFINED 1,2            229150        0        0
ISHARES TR                     DJ US TECH SEC   464287721     4365    73800 SH       DEFINED 1               73800        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     4605    41000 SH       DEFINED 1               41000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3135    56800 SH       DEFINED 1               56800        0        0
MFA FINANCIAL INC              COM              55272X102     1129   160760 SH       DEFINED 1              160760        0        0
MFA FINANCIAL INC              COM              55272X102     1761   250900 SH       DEFINED 1,2            250900        0        0
MORGAN STANLEY ASIA PAC FD I   COM              61744U106     4908   349783 SH       DEFINED 1,2            349783        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     2851   134500 SH       DEFINED 1              134500        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     8264   389965 SH       DEFINED 1,2            389965        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     3375   285700 SH       DEFINED 1              285700        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     4619   137386 SH       DEFINED 1              137386        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2621    16580 SH       DEFINED 1               16580        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     8729   179000 SH       DEFINED 1              179000        0        0
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182     4422   174910 SH       DEFINED 1,2            174910        0        0